DELAWARE SMID CAP GROWTH FUND
Delaware Smid Cap Growth Fund
Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns DELAWARE SMID CAP GROWTH FUND	1 year	5 years	10 years
INSTITUTIONAL CLASS	8.28%	6.99%	6.77%
INSTITUTIONAL CLASS After Taxes on Distributions	7.43%	5.82%	6.02%
INSTITUTIONAL CLASS After Taxes on Distributions and Sales	5.89%	5.61%	5.70%
Russell 2500�� Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.57%)	2.89%	5.23%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

DELAWARE GROUP® EQUITY FUNDS IV

Delaware Smid Cap Growth Fund

Supplement to the Fund’s Institutional Class
Summary and Statutory Prospectuses dated January 28, 2012
(the “Prospectuses”)

The following replaces the average annual total return table found in the Prospectuses under “How has Delaware Smid Cap Growth Fund performed?”.

Average annual total returns for periods ended December 31, 2011

	1 year	5 years	10 years
Return before taxes	8.28%	6.99%	6.77%
Return after taxes on distributions	7.43%	5.82%	6.02%
Return after taxes on distributions and sale of Fund shares	5.89%	5.61%	5.70%
Russell 2500® Growth Index (reflects no deduction for fees, expenses, or taxes)	-1.57%	2.89%	5.23%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 17, 2012
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP EQUITY FUNDS IV
Entity Central Index Key	dei_EntityCentralIndexKey	0000778108
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 17, 2012
Prospectus Date	rr_ProspectusDate	Jan 28, 2012
DELAWARE SMID CAP GROWTH FUND | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.28%
5 years	rr_AverageAnnualReturnYear05	6.99%
10 years	rr_AverageAnnualReturnYear10	6.77%
DELAWARE SMID CAP GROWTH FUND | INSTITUTIONAL CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.43%
5 years	rr_AverageAnnualReturnYear05	5.82%
10 years	rr_AverageAnnualReturnYear10	6.02%
DELAWARE SMID CAP GROWTH FUND | INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.89%
5 years	rr_AverageAnnualReturnYear05	5.61%
10 years	rr_AverageAnnualReturnYear10	5.70%
DELAWARE SMID CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Smid Cap Growth Fund
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Supplement [Text Block]	dgprx_SupplementTextBlock

DELAWARE GROUP® EQUITY FUNDS IV

Delaware Smid Cap Growth Fund

Supplement to the Fund’s Institutional Class
Summary and Statutory Prospectuses dated January 28, 2012
(the “Prospectuses”)

The following replaces the average annual total return table found in the Prospectuses under “How has Delaware Smid Cap Growth Fund performed?”.

Average annual total returns for periods ended December 31, 2011

	1 year	5 years	10 years
Return before taxes	8.28%	6.99%	6.77%
Return after taxes on distributions	7.43%	5.82%	6.02%
Return after taxes on distributions and sale of Fund shares	5.89%	5.61%	5.70%
Russell 2500® Growth Index (reflects no deduction for fees, expenses, or taxes)	-1.57%	2.89%	5.23%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

DELAWARE SMID CAP GROWTH FUND | Russell 2500�� Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.57%)
5 years	rr_AverageAnnualReturnYear05	2.89%
10 years	rr_AverageAnnualReturnYear10	5.23%